Note 14 - Tax Expense	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
14	Tax expense

	2017	2016	2015
Tax recognised in profit or loss

Current tax	4,995	3,106	(197)
Income tax– current year	3,702	2,414	506
Income tax – Prior year under provision	71	49	(1,636)
Withholding tax expense	1,222	643	933

Deferred tax expense	3,696	4,611	2,567
Origination and reversal of temporary differences	3,696	4,611	2,567

Tax expense – recognised in profit or loss	8,691	7,717	2,370

Tax recognised in other comprehensive income

Income tax - current year	-	-	(199)
Tax expense	8,691	7,717	2,171

Unrecognised deferred tax assets

	2017	2016

Tax losses carried forward	5,105	4,989

Taxable losses do
not
expire for the entities incurring taxable losses within the group. Tax losses carried forward relate to Greenstone Management Services Holdings Limited (UK) and Eersteling Gold Mine Limited. Deferred tax assets have not
been recognised in these entities as future taxable income is not
deemed probable to utilise these losses against.

Reconciliation of tax rate

	2017	2016	2015
Profit for the year	11,896	11,085	5,590
Total tax expense	8,691	7,717	2,370
Profit before tax	20,587	18,802	7,960

Income tax at Company's domestic tax rate (1)	-	-	2,109
Tax rate differences in foreign jurisdictions	6,546	6,293	(63)
Foreign currency difference	-	-	(12)
Deemed interest on loans	-	-	31
Management fee – non-deductible withholding tax portion	427	427	317
Management fee – Withholding tax on deemed dividend portion (2)	538	-	-
Management fee – non-deductible income tax portion (2)	925	-	-
Withholding tax on intercompany dividend	90	49	-
Non-deductible royalty expenses	901	753	632
Other non-deductible expenditure	107	64	442
Export incentive income credit 2016 (3)	(284)	-	-
Export incentive income exemption 2017 (3)	(630)	-	-
Change in tax estimate	(45)	49	(1,636)
Change in unrecognized deferred tax assets	116	82	550
Tax expense - recognised in profit or loss	8,691	7,717	2,370

(
1
) Enacted tax rate in Jersey, Channel Islands is
0%
(
2016:0%
). The domestic income tax rate of the Company changed from
26.5%
to
0%
after it re-domiciled from Canada to Jersey Channel Islands during
2016.
(
2
) Zimbabwean tax legislation changed during
2017
that gave rise to an additional
15%
withholding tax on a portion of the intercompany management fee considered to be a deemed dividend. The new legislation resulted in this portion of the management fee being not
deductible for income tax purposes in Zimbabwe from
January 1, 2017.
(
3
) On
March 23, 2017,
the Zimbabwean revenue authority enacted a new finance act that provided for the export incentive income to be tax exempt. The
2018
finance bill indicated that the export incentive income will be tax exempt from
June 1, 2016.
The new finance bill resulted in an income tax credit being applied in the
2017
income tax calculation giving rise to a credit for the export incentive income of
2016.

Tax paid	2017	2016	2015

Net income tax (payable)/receivable at January 1	(345)	344	(1,617)
Current tax (expense)/tax credit	(4,995)	(3,106)	197
Income tax recognised through other comprehensive income			199
Foreign currency movement	(17)	(49)	103
Tax paid	4,212	2,466	1,462
Net income tax payable at December 31	(1,145)	(345)	344

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2017	2016	2017	2016	* 2017	*2016

Property, plant and equipment	-	-	(20,985)	(17,092)	(20,985)	(17,092)
Allowance for obsolete stock	35	12	-	-	35	12
Prepayments	-	-	(4)	(3)	(4)	(3)
Unrealised foreign exchange	97	-	-	-	97	-
Share based payments	12	-	-	-	12	-
Provisions	1,290	1,218	-	-	1,290	1,218
Tax assets/ (liabilities)	1,434	1,230	(20,989)	(17,095)	(19,555)	(15,865)

*
The deferred tax liability consists of a deferred tax asset of
$65
(
2016:
$44
) from the South African operations and a deferred tax liability of
$19,620
(
2016:
$15,909
) due to the Zimbabwean operations. The amounts are in different tax jurisdictions and cannot offset. The amounts are presented as a Non-current asset and a Non-current liability in the Statement of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2017	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2017
Property, plant and equipment	(17,092)	(3,893)	-	(20,985)
Allowance for obsolete stock	12	23	-	35
Prepayments	(3)	(1)	-	(4)
Unrealised foreign exchange	-	97	-	97
Share based payments	-	12	-	12
Provisions	1,218	66	6	1,290
Total	(15,865)	(3,696)	6	(19,555)

	Balance January 1, 2016	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2016
Property, plant and equipment	(12,988)	(4,104)	-	(17,092)
Allowance for obsolete stock	-	12	-	12
Prepayments	(3)	2	(2)	(3)
Provisions	733	477	8	1,218
Assessed loss recognised	998	(998)	-	-
Total	(11,260)	(4,611)	6	(15,865)